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August 7, 2013

VIA EDGAR
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Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-8629

Re: Filing of Form N-4/A for Pre-Effective Amendment No. 1 of Registration No. 333-190033 and 811-22651 (the "Registration Statement")

Commissioners:

On behalf of AXA Equitable Life Insurance Company ("AXA Equitable") we are filing pursuant to the Securities Act of 1933 (the "'33 Act") and the Investment Company Act of 1940, the above-referenced Pre-Effective Amendment No. 1 via Form N-4/A to the Registration Statement with respect to AXA Equitable's Separate Account 70.

The Registration Statement relates to Investment Edge, a variable annuity contract funded through Separate Account No. 70, which is offered and sold through AXA Equitable's wholesale and retail distribution channels. This Pre-Effective Amendment No. 1 is being filed for the purpose of replacing the prospectus initially filed with the Registration Statement with a prospectus that includes (i) disclosure required to be included in a prospectus or Statement of Additional Information that is used before the effective date of the registration statement pursuant Rule 481 of the '33 Act, and (ii) a list of variable investment options to be made available via the Investment Edge variable annuity contract.In addition, this Pre-Effective Amendment replaces the Statement of Additional Information initially filed with the Registration Statement with a Statement of Additional Information that includes disclosure required to be included in a prospectus or Statement of Additional Information that is used before the effective date of the registration statement pursuant to Rule 481 of the '33 Act. This Pre-Effective Amendment does not make any other material changes to the Registration Statement as initially filed with the Commission on July 19, 2013.

Please contact the undersigned at (212) 314-3970 or Christopher E. Palmer of Goodwin Procter LLP at (202) 346-4253 if you have any questions.

                                                  Very truly yours,

                                                  /s/ Dodie Kent
                                                  -----------------------------
                                                  Dodie Kent

cc: Alison White, Esq., Christopher E. Palmer, Esq.